JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 0.4%
CAE, Inc. * (a)	1,067,350	28,239,286
Airlines — 0.2%
Air Canada * (a)	1,132,632	15,381,258
Auto Components — 0.9%
Magna International, Inc.	915,413	58,454,040
Banks — 24.9%
Bank of Montreal (a)	2,261,000	225,402,569
Bank of Nova Scotia (The)	4,055,441	247,053,963
Canadian Imperial Bank of Commerce	3,039,158	153,743,825
National Bank of Canada	1,132,758	79,480,150
Royal Bank of Canada	4,770,049	465,103,525
Toronto-Dominion Bank (The)	6,124,242	397,809,105
		1,568,593,137
Capital Markets — 4.5%
Brookfield Asset Management, Inc., Class A	4,919,206	244,087,579
IGM Financial, Inc.	274,050	7,956,877
Onex Corp.	246,315	13,164,498
TMX Group Ltd.	188,152	19,305,214
		284,514,168
Chemicals — 2.5%
Nutrien Ltd.	1,856,314	158,907,611
Commercial Services & Supplies — 2.5%
GFL Environmental, Inc. (a)	489,235	13,539,876
Ritchie Bros Auctioneers, Inc.	372,884	26,876,884
Waste Connections, Inc.	865,927	115,409,598
		155,826,358
Construction & Engineering — 0.7%
SNC-Lavalin Group, Inc. (a)	591,125	11,051,136
WSP Global, Inc.	250,461	30,218,441
		41,269,577
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	494,190	24,826,241
Diversified Telecommunication Services — 1.4%
BCE, Inc.	1,011,277	51,094,937
TELUS Corp.	1,528,746	35,193,809
		86,288,746
Electric Utilities — 2.3%
Emera, Inc. (a)	886,001	42,004,702
Fortis, Inc.	1,605,682	75,848,428
Hydro One Ltd. (b)	1,028,156	28,703,742
		146,556,872

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties	286,845	10,866,308
RioCan (a)	510,473	8,191,965
		19,058,273
Food & Staples Retailing — 4.2%
Alimentation Couche-Tard, Inc.	2,745,487	122,657,695
Empire Co. Ltd., Class A (a)	553,583	16,799,216
George Weston Ltd.	236,923	28,277,936
Loblaw Cos. Ltd.	549,371	50,009,900
Metro, Inc.	807,568	44,718,790
		262,463,537
Food Products — 0.3%
Saputo, Inc. (a)	814,157	20,109,942
Gas Utilities — 0.3%
AltaGas Ltd.	944,619	21,045,629
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc. (a)	1,039,714	55,738,836
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp.	429,143	16,789,711
Insurance — 6.9%
Fairfax Financial Holdings Ltd.	77,526	41,761,302
Great-West Lifeco, Inc.	909,865	22,111,592
iA Financial Corp., Inc.	362,048	19,921,051
Intact Financial Corp.	592,396	88,173,580
Manulife Financial Corp.	6,480,107	118,615,991
Power Corp. of Canada (a)	1,909,006	51,878,809
Sun Life Financial, Inc. (a)	1,973,426	91,632,431
		434,094,756
IT Services — 3.2%
CGI, Inc. *	717,927	61,558,225
Nuvei Corp. * (b)	214,391	7,493,765
Shopify, Inc., Class A * (a)	3,845,149	133,951,893
		203,003,883
Media — 0.8%
Quebecor, Inc., Class B	540,379	12,005,609
Shaw Communications, Inc., Class B	1,509,328	40,828,645
		52,834,254
Metals & Mining — 6.6%
Agnico Eagle Mines Ltd.	1,534,456	65,977,234
Barrick Gold Corp.	5,991,372	94,417,154
First Quantum Minerals Ltd.	1,863,499	34,052,459
Franco-Nevada Corp.	644,259	82,495,137
Ivanhoe Mines Ltd., Class A *	1,876,369	11,663,658
Kinross Gold Corp. (a)	4,374,672	14,997,314
Lundin Mining Corp.	2,282,282	12,867,968

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,593,405	46,848,384
Wheaton Precious Metals Corp. (a)	1,520,206	52,163,408
		415,482,716
Multiline Retail — 1.3%
Canadian Tire Corp. Ltd., Class A	189,049	24,286,792
Dollarama, Inc.	933,451	56,573,450
		80,860,242
Multi-Utilities — 0.7%
Algonquin Power & Utilities Corp. (a)	2,274,697	31,814,317
Canadian Utilities Ltd., Class A (a)	398,185	12,888,812
		44,703,129
Oil, Gas & Consumable Fuels — 18.9%
ARC Resources Ltd.	2,296,114	32,203,512
Cameco Corp.	1,341,407	34,547,345
Canadian Natural Resources Ltd.	3,886,891	214,628,138
Cenovus Energy, Inc.	4,183,226	79,708,496
Enbridge, Inc.	6,823,244	306,434,550
Imperial Oil Ltd. (a)	643,145	30,822,544
Keyera Corp. (a)	744,231	19,289,389
Pembina Pipeline Corp. (a)	1,852,074	70,710,162
Suncor Energy, Inc.	4,759,206	161,520,513
TC Energy Corp. (a)	3,302,607	176,071,985
Tourmaline Oil Corp.	1,048,627	65,699,382
		1,191,636,016
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	223,853	20,957,976
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. *	985,915	4,542,500
Professional Services — 1.0%
Thomson Reuters Corp.	557,539	62,604,766
Real Estate Management & Development — 0.3%
FirstService Corp.	132,437	17,717,217
Road & Rail — 8.4%
Canadian National Railway Co.	2,001,575	253,575,036
Canadian Pacific Railway Ltd.	3,131,072	246,881,684
TFI International, Inc. (a)	270,944	27,061,604
		527,518,324
Software — 2.4%
Constellation Software, Inc.	66,364	112,892,650
Open Text Corp.	910,771	37,254,449
		150,147,099
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	628,900	18,431,625

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.2%
Finning International, Inc.	526,017	11,501,680
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B (a)	1,180,058	54,250,138
Total Common Stocks (Cost $5,189,781,490)		6,254,349,543
Short Term Investments — 6.9%
Investment of Cash Collateral from Securities Loaned — 6.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	390,485,503	390,290,260
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	45,813,127	45,813,127
Total Investment of Cash Collateral from Securities Loaned (Cost $436,073,947)		436,103,387
Total Investments — 106.2% (Cost $5,625,855,437)		6,690,452,930
Liabilities in Excess of Other Assets — (6.2)%		(389,372,236)
NET ASSETS — 100.0%		6,301,080,694

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $416,695,572.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	235	09/15/2022	CAD	43,584,788	950,501

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,690,452,930	$—	$—	$6,690,452,930
Appreciation in Other Financial Instruments
Futures Contracts (a)	$950,501	$—	$—	$950,501

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$184,490,813	$2,951,721,000	$2,745,800,000	$(150,993)	$29,440	$390,290,260	390,485,503	$1,506,442	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	347,161,083	5,124,964,280	5,426,312,236	—	—	45,813,127	45,813,127	800,675	—
Total	$531,651,896	$8,076,685,280	$8,172,112,236	$(150,993)	$29,440	$436,103,387		$2,307,117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.